[IVY FUND LOGO]

                                   Ivy Funds
                          Ivy International Growth Fund
                         Supplement Dated April 30, 2001
                       To Prospectus Dated April 30, 2001

                                       *

On or about July 1, 2001, Ivy Funds' transfer agent will change from Ivy Mackenzie Services Corp, ("IMSC") to PFPC, Inc. ("PFPC"). IMSC will continue to serve as transfer agent until the transition to PFPC is completed.

The "Shareholder Information" regarding PFPC contained in the Prospectus will become effective on or about July 1, 2001.

Until the transition is completed, please use the following information when communicating with the Funds:

         The acronym "PFPC" on pages 7 through 12 and the back cover, should be replaced by "IMSC"

         The addresses on page 10 should be replaced with the IMSC addresses as follows:

         BY REGULAR MAIL:
         Ivy Mackenzie Services Corp.
         PO Box 3022
         Boca Raton, FL 33431-0922

         BY COURIER:
         Ivy Mackenzie Services Corp.
         700 South Federal Hwy., Ste. 300
         Boca Raton, FL 33432-6114

         The Federal Funds Wire instructions on page 10 should be replaced with IMSC information as follows:

         First Union National Bank of Florida
         Jacksonville, FL
         ABA #063000021
         Account #2090002063833

                                       *

                                                                 [IVY FUND LOGO]

                          Ivy International Growth Fund
                         Supplement Dated April 30, 2001
                       To Prospectus Dated April 30, 2001
                              Advisor Class Shares

                                       *

On or about July 1, 2001, Ivy Funds' transfer agent will change from Ivy Mackenzie Services Corp, ("IMSC") to PFPC, Inc. ("PFPC"). IMSC will continue to serve as transfer agent until the transition to PFPC is completed.

The "Shareholder Information" regarding PFPC contained in the Prospectus will become effective on or about July 1, 2001.

Until the transition is completed, please use the following information when communicating with the Funds:

         The acronym "PFPC" on pages 7 through 10 and the back cover, should be replaced by "IMSC"

         The addresses on page 8 should be replaced with the IMSC addresses as follows:

         BY REGULAR MAIL:
         Ivy Mackenzie Services Corp.
         PO Box 3022
         Boca Raton, FL 33431-0922

         BY COURIER:
         Ivy Mackenzie Services Corp.
         700 South Federal Hwy., Ste. 300
         Boca Raton, FL 33432-6114

         The Federal Funds Wire instructions on page 8 should be replaced with IMSC information as follows:

         First Union National Bank of Florida
         Jacksonville, FL
         ABA #063000021
         Account #2090002063833

                                       *

                                                                 [IVY FUND LOGO]

                                    Ivy Funds
                         Supplement Dated April 30, 2001
                       To Prospectus Dated April 30, 2001

                                       *

On or about July 1, 2001, Ivy Funds' transfer agent will change from Ivy Mackenzie Services Corp, ("IMSC") to PFPC, Inc. ("PFPC"). IMSC will continue to serve as transfer agent until the transition to PFPC is completed.

The "Shareholder Information" regarding PFPC contained in the Prospectus will become effective on or about July 1, 2001.

Until the transition is completed, please use the following information when communicating with the Funds:

         The acronym "PFPC" on pages 37 through 42 and the back cover, should be replaced by "IMSC".

         The addresses on page 40 should be replaced with the IMSC addresses as follows:

         BY REGULAR MAIL:
         Ivy Mackenzie Services Corp.
         PO Box 3022
         Boca Raton, FL 33431-0922

         BY COURIER:
         Ivy Mackenzie Services Corp.
         700 South Federal Hwy., Ste. 300
         Boca Raton, FL 33432-6114

         The Federal Funds Wire instructions on page 40 should be replaced with IMSC information as follows:

         First Union National Bank of Florida
         Jacksonville, FL
         ABA #063000021
         Account #2090002063833

                                       *

The "Shareholder Fees" table in the "FEES AND EXPENSES" section on pages 14 and 26 is revised as follows:

*        Fees and Expenses
         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

         SHAREHOLDER  FEES           fees paid directly from yourinvestment

                                       Class A      Class B      Class C   Class I     Advisor

Maximum sales charge (load)
imposed on purchases (as a
percentage of offering price)..........  5.75%         NONE         NONE      NONE      NONE

Maximum deferred sales charge
(load)(as a percentage of
purchase price)......................... NONE         5.00%         2.00%     NONE      NONE

Maximum sales charge (load)
on reinvested dividends................. NONE         NONE          NONE      NONE      NONE

Redemption/exchange fee (as a %
amount redeemed, if applicable)......... 2.00%        NONE          NONE      NONE      NONE

The "Example" table on page 14 is revised in its entirety as follows:

                               (no redemption)             (no redemption)
Year     Class A     Class B       Class B        Class C       Class C       Class I      Advisor
1st     $  734        $  753       $  253          $  452        $  252        $  126       $  213
3rd      1,068         1,079          779             776           776           393          658
5th      1,425         1,531        1,331           1,326         1,326           681        1,129
10th     2,427         2,629        2,629           2,826         2,826         1,500        2,431


The "Example" table on page 26 is revised in its entirety as follows:

                               (no redemption)             (no redemption)
Year     Class A     Class B       Class B        Class C       Class C       Advisor
1st     $  724        $  734       $  234          $  433        $  233        $  138
3rd      1,036         1,021          721             718           718           431
5th      1,371         1,435        1,235           1,230         1,230           745
10th     2,314         2,456        2,456           2,636         2,636         1,635

                                      *

The table under "How to buy shares" in the "SHAREHOLDER INFORMATION" section on page 38 is revised as follows with respect to Ivy International Fund and Ivy US Emerging Growth Fund:

           Initial Sales Charge          CDSC                    Service &
                                                             Distribution Fees*

Class A    Maximum 5.75%**, with        None, except      .25% service fee
           options for a reduction      on certain
           or waiver                    NAV purchases

Class B          none                   Maximum 5.00%,    .75% distribution fee
                                        declines over     and .25% service fee
                                        six years**

Class C          none                   2.00% for the     .75% distribution fee
                                        first year***     and .25% service fee

Class I          none                   none                     none

Advisor Class    none                   none                     none


*None for Ivy Money Market Fund.
**4.75 for Ivy Bond Fund; none for Ivy Money Market Fund.
***For Ivy Money Market Fund, CDSC applicable only on shares purchased with proceeds from the exchange of other Ivy Fund shares that would otherwise have been subject to a CDSC.

                                        *

The seventh Paragraph under "HOW TO ELIMINATE YOUR INITIAL SALES CHARGE" in the "SHAREHOLDER INFORMATION" on Page 39 is revised as follows with respect to Ivy International Fund as Ivy US Emerging Growth Fund:

Class B and Class C shares: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 2%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

                             Ivy International Fund


                         Supplement Dated April 30, 2001
            To Statement of Additional Information Dated April 30, 2000

The second and third sentences under "Payments to Dealers" in the "DISTRIBUTION SERVICES" section, which begins on page 40, are revised in their entirety as follows:

With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 2% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 2% commission and related marketing expenses.

The last sentence under "CLASS C" in the "CONTINGENT DEFERRED SALES CHARGES" section under the "EXCHANGE OF SHARES" section, which begins on page 49, is revised in its entirety as follows:

(Class C shares are subject to a CDSC of 2.00% if redeemed within one year of the date of purchase.)

                                 Ivy Growth Fund
                              Ivy US Blue Chip Fund
                           Ivy US Emerging Growth Fund

                         Supplement Dated April 30, 2001
            To Statement of Additional Information Dated April 30, 2001

The second and third sentences of the first paragraph under "Payments to Dealers" on page 47 in the "DISTRIBUTION SERVICES" section are revised in their entirety as follows:

With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 1%, with respect to Ivy Growth Fund and Ivy US Blue Chip Fund, and 2%, with respect to Ivy US Emerging Growth Fund, of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% or 2% commission and related marketing expenses.

The last sentence under "CLASS C" on page 59 in the "CONTINGENT DEFERRED SALES CHARGES" section is revised in its entirety as follows:

(Class C shares are subject to a CDSC of 1.00%, with respect to Ivy Growth Fund and Ivy US Blue Chip Fund, or 2.00%, with respect to Ivy US Emerging Growth Fund, if redeemed within one year of the date of purchase.)